Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]
	December 31,	December 31,
	2024	2023
	$	$

Fees related to Dr. Megaw:
Exploration and marketing services	69	393
Travel and expenses	11	39
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	22	55
Field exploration services	66	180
Share-based payments (Note 10)	129	443
	297	1,110

Disclosure of subsidiaries [text block]
Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2024 (%)	2023 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Disclosure of information about key management personnel [text block]
	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Salaries and other short term employee benefits	2,720	1,949
Share-based compensation (non-cash) (Note 10)	2,957	2,532
	5,677	4,481